Loans, borrowings, cash and cash equivalents and financial investments - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and borrowings
Total of loans and borrowings	$ 22,489	$ 29,322
Cash and cash equivalents	4,328	4,262	$ 3,591	$ 3,974
Financial Investments	18	18
Net debt	18,143	25,042
Debt contracts in the international markets
Loans and borrowings
Total of loans and borrowings	17,288	21,130
Debt contract in Brazil
Loans and borrowings
Total of loans and borrowings	$ 5,201	$ 8,192